UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4006

CitiFunds Trust I

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

CITIFUNDS TRUST I
SMITH BARNEY EMERGING MARKETS
EQUITY FUND

     FORM N-Q
JANUARY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 87.9%
Brazil - 8.9%
8,384	Cia. Brasileira de Distribuicao Grupo Pao de Acucar, ADR	$185,035
6,070	Cia. de Bebidas das Americas, ADR	154,785
1,923,000	Cia. de Saneamento Basico do Estado de Sao Paulo	101,629
2,136,000	Cia. Energetica de Minas Gerais	47,212
8,200	Cia. Vale do Rio Doce, ADR	206,312
4,300	Diagnosticos da America S.A. (a)	44,398
15,700	Petroleo Brasileiro S.A., ADR	562,845

		1,302,216

Chile - 0.5%
2,500	Banco Santander S.A., ADR	80,875

China - 2.7%
398,000	China Petroleum & Chemical Corp.	159,651
90,000	China Telecom Corp. Ltd.	33,589
42,000	Datang International Power Generation Co. Ltd.	29,917
70,000	PICC Property & Casualty Co., Ltd. (a)	23,151
20,000	Weiqiao Textile Co.	30,415
80,000	Yanzhou Coal Mining Co., Ltd.	114,438

		391,161

Hong Kong - 3.0%
64,000	China Merchants Holdings International Co., Ltd.	125,950
43,500	China Mobile Ltd.	136,614
51,500	China Netcom Group Corp., Hong Kong Ltd. (a)	74,063
56,000	China Resources Enterprise	82,306
13,000	Shanghai Industrial Holdings Ltd.	28,596

		447,529

Hungary - 1.7%
31,300	Magyar Tavkozles: (Matov) Rt	145,609
3,200	OTP Bank Rt	103,630

		249,239

Indonesia - 2.2%
450,000	PT Bank Rakyat Indonesia	135,058
20,000	PT Gudang Garam Tbk	36,779
142,500	PT HM Sampoerna Tbk	115,872
48,000	PT Indosat Tbk	29,857

		317,566

Israel - 4.6%
45,874	Bank Hapoalim Ltd.	165,687
5,800	Check Point Software Technologies, Ltd. (a)	140,824
12,616	Teva Pharmaceutical Industries Ltd., ADR	362,458

		668,969

Korea - 20.5%
2,460	Hyundai Mobis	167,966
5,210	Kookmin Bank	224,671
9,840	Korea Electric Power Corp.	266,418
7,511	KT Corp., ADR	162,688
5,000	KT&G Corp.	153,281
830	LG Chemical Ltd.	31,328
1,100	LG Electronics, Inc.	75,755
1,650	POSCO	299,788
2,045	Samsung Electronics Co., Ltd.	986,293
190	Samsung Fire & Marine Insurance Co., Ltd.	14,802
11,720	Shinhan Financial Group Co., Ltd.	294,564
390	Shinsegae Co., Ltd.	109,441
10,743	SK Telecom Co., Ltd., ADR	214,430

		3,001,425

See Notes to Schedule of Investments.

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Malaysia - 2.9%
24,000	Gamuda Bhd	$34,755
29,700	Genting Bhd	156,492
42,300	Magnum Corp., Bhd	25,605
14,100	Malakoff Bhd	27,842
64,000	Public Bank Bhd	135,665
15,700	Telekom Malaysia Bhd	45,473

		425,832

Mexico - 4.5%
2,100	America Movil S.A. de C.V., ADR, Series L	111,426
2,600	Coca-Cola Femsa S.A. de C.V., ADR	67,418
2,900	Consorico ARA S.A. de C.V. (a)	10,555
4,500	Corp. GEO S.A. de C.V. (a)	10,791
14,100	Grupo Bimbo S.A. de C.V.	39,308
8,266	Grupo Carso S.A. de CV	46,162
5,800	TV Azteca, S.A. de C.V., ADR	53,650
8,797	Telefonos de Mexico S.A. de C.V., ADR	327,688

		666,998

Poland - 0.6%
13,741	Telekomunikacja Polska SA, GDR, Series A	86,294

Russia - 5.3%
2,207	LUKOIL, ADR	273,668
1,500	MMC Norilsk Nickel, ADR	86,250
1,600	Mobile Telesystems, ADR	57,568
4,395	OAO Gazprom, ADR	153,825
800	Unified Energy System, GDR	23,120
5,057	Vimpel-Communications, ADR (a)	183,063

		777,494

South Africa - 9.1%
2,988	ABSA Group Ltd.	38,343
4,398	Anglo American Plc	101,877
2,962	Impala Platinum Holdings Ltd.	248,443
28,037	Mountain Group Ltd.	211,746
54,800	Old Mutual Plc	131,101
4,494	Sappi Ltd.	57,828
8,389	Sasol Ltd.	170,320
33,900	Standard Bank Group Ltd.	369,115

		1,328,773

Taiwan - 13.5%
45,000	Advanced Semiconductor Engineering, Inc. (a)	30,928
47,000	Cathay Financial Holding Co., Ltd.	92,664
189,000	Chinatrust Financial Holding Co.	212,660
37,000	Compal Electronics, Inc.	34,984
210,000	Eva Airways Corp. (a)	100,267
82,000	Formosa Plastics Corp.	143,395
21,000	HON HAI Precision Industry Co., Ltd.	92,759
45,000	Mega Financial Holding Co., Ltd.	29,920
103,000	Nan Ya Plastics Corp.	151,848
19,000	President Chain Store Corp.	30,502
75,000	Quanta Computer, Inc.	125,253
48,000	Siliconware Precision Industries Co.	37,986
214,000	SinoPac Financial Holdings Co., Ltd. (a)	124,077
86,000	Taiwan Cellular Corp.	89,360
270,000	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	442,653
264,000	United Microelectronics Corp. (a)	168,939
154,000	Yageo Corp. (a)	50,595
32,000	Yuanta Core Pacific Securities Co.	23,536

		1,982,326

See Notes to Schedule of Investments.

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Thailand - 4.1%
398,200	Asian Property Development Plc	$47,916
607,500	Italian-Thai Development Plc	177,683
125,500	Kasikornbank Plc	188,771
123,300	Krung Thai Bank Plc	31,976
141,400	Land & Houses Plc	36,304
7,600	Siam Cement Plc	50,062
63,400	Thai Airways International Plc	77,277

		609,989

Turkey - 3.8%
1,943	Anadolu Efes Biracilik ve Malt Sanayii A.S.	39,194
64,777	Dogan Yayin Holding (a)	177,098
5,683	Tupras Turkiye Petrol Rafinerisi A.S.	67,905
28,904	Turkiye Garanti Bankasi A.S. (a)	115,508
2,136	Turkiye Is Bankasi A.S.	12,518
36,389	Yapi ve Kredi Bankasi A.S.	146,739

		558,962

	TOTAL COMMON STOCK
	(Cost - $12,412,488)	12,895,648

PREFERRED STOCK - 3.5%
Brazil - 3.5%
480	Banco Itau Holding Financeira S.A.	71,587
1,100	Bradespar S.A.	37,795
2,500	Brasil Telecom Participacoes S.A., ADR	81,500
300	Braskem S.A., ADR, Class A shares	13,440
2,275	Tele Centro Oeste Celular Participacoes S.A., ADR	22,409
9,484	Tele Norte Leste Participacoes S.A., ADR	136,664
5,000	Telemar Norte Leste S.A.	113,193
2,400	Tim Participacoes S.A., ADR	34,272

	TOTAL PREFERRED STOCK
	(Cost - $515,342)	510,860

EQUITY LINKED NOTES (b)(c) - 3.0%
Switzerland - 3.0%
1,827	UBS HCL Technologies Ltd., 0.000% due 1/20/06	15,091
2,500	UBS Hindalco Industry Ltd., 0.000% due 1/17/06	74,475
3,500	UBS Housing Development Finance Corp., 0.000% due 1/17/06	62,370
1,700	UBS ITC Ltd., 0.000% due 1/17/06	53,040
4,828	UBS Infosys Technology Ltd., 0.000% due 1/17/06	228,654

	TOTAL EQUITY LINKED NOTES
	(Cost - $413,223)	433,630

WARRANTS

WARRANTS (a)(b) - 1.0%
Hong Kong - 1.0%
7,900	MSDW Asia Securities Products LLC due 3/14/07 (a)
	(Cost - $142,476)	147,984

FACE
AMOUNT

REPURCHASE AGREEMENT - 3.7%
$546,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05;
	Proceeds at maturity $546,035; (Fully collateralized by U.S. Treasury Bond,
	8.875% due 11/13/09; Market value - $558,828) (Cost - $546,000)	546,000

	TOTAL INVESTMENTS - 99.1% (Cost - $14,029,529*)	14,534,122
	Other Assets in Excess of Liabilities - 0.9%	132,022

	TOTAL NET ASSETS - 100.0%	$14,666,144

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt GDR - Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Emerging Markets Equity Fund (“Fund”), a separate investment fund of Citi Funds Trust I (“Trust”), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Over-the counter securities are valued on the basis of the bid price at the close of business on each day. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

Notes to Schedule of Investments (unaudited) (continued)

(e) Credit and Market Risk. Funds that invest in emerging market instruments are subject to certain credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$595,069
Gross unrealized depreciation	(90,476)

Net unrealized appreciation	$504,593

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	March 31, 2005